Stock-based compensation - Changes in Restricted Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 15, 2020
Franklin Financial Network, Inc.
Weighted Average Grant Date Fair Value
Replacement awards issued to employees (in shares)				118,776
RSUs
Restricted Stock Units Outstanding
Balance at beginning of period (in shares)	826,263,000
Granted (in shares)	420,521,000
Vested (in shares)	(177,581,000)
Forfeited (in shares)	(22,132,000)
Balance at end of period (in shares)	1,047,071,000	826,263,000
Weighted Average Grant Date Fair Value
Balance at beginning of period (in USD per share)	$ 23.76
Granted (USD per share)	31.35	$ 34.08	$ 39.55
Vested (USD per share)	31.64
Forfeited (USD per share)	33.20
Balance at end of period (in USD per share)	$ 26.06	$ 23.76